Summary of Significant Accounting Policies - Schedule of Plant and Equipment Expected Useful Lives (Details)	Dec. 31, 2025
Machineries [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, expected useful lives	10 years
Motor vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, expected useful lives	5 years
Motor vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, expected useful lives	10 years
Forklift [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, expected useful lives	10 years